Capital Stock and Reserves	12 Months Ended
Dec. 31, 2025
Capital Stock and Reserves
Capital Stock and Reserves
13.	Capital Stock and Reserves

Authorized – unlimited number of voting common shares without par value.

Private placements and bought deal offerings

Transactions during the year ended December 31, 2025

On February 26, 2025, the Company closed a non-brokered private placement offering, whereby gross proceeds of $88,347,000 were raised by the issuance of 3,290,000 common shares at a price of $14.70 per common share and 2,230,000 flow-through shares at a price of $17.93 per flow-through share. In connection with the offering, the Company recognized a flow-through share premium liability of $7,203,000 (Note 9). In connection with offering, the Company incurred $5,568,000 in transaction costs.

On October 8, 2025, the Company closed a bought deal offering, whereby gross proceeds of $143,796,000 were raised by the issuance of 5,991,500 common shares at a price of $24.00 per common share. In connection with the offering, the Company incurred $7,608,000 in transaction costs.

Transactions during the year ended December 31, 2024

On June 24, 2024, the Company closed a non-brokered private placement offering, whereby gross proceeds of $22,750,000 were raised by the issuance of 3,418,702 common shares at a price of $6.6545 per common share.

On June 24, 2024, the Company also closed a non-brokered private placement offering, whereby gross proceeds of $100,000,000 were raised by the issuance of 12,021,977 flow-through shares at a price of $8.3181 per flow-through share. In connection with the offering, the Company recognized a flow-through share premium liability of $20,000,000 (Note 9).

13.	Capital Stock and Reserves (continued)

Tahltan Investment Rights

On April 16, 2021, the Company entered into an investment agreement with the Tahltan Central Government (“TCG”), pursuant to which TCG invested $5,000,000 into Skeena by purchasing 399,285 Tahltan Investment Rights (“Rights”). Each Right would vest and converted into one common share upon the achievement of key Company and permitting milestones or over time. In April 2024, the Company issued the final share payment by converting 79,858 Rights into 79,858 common shares of the Company.

Share-based payments

Stock options

The stock options have a maximum expiry date period of 5 years from the grant date. The Company determines the fair value of the stock options granted using the Black-Scholes option pricing model.

Restricted share units and performance share units

Upon each vesting date, participants will receive, at the sole discretion of the Board of Directors: (a) common shares equal to the number of restricted share units (“RSUs”) or performance share units (“PSUs”) that vested; (b) cash payment equal to the 5-day volume weighted average trading price of common shares; or (c) a combination of (a) and (b). For RSUs classified as equity settled share-based payments, the Company determines the fair value of the RSUs granted using the Company’s share price on grant date. For PSUs granted during the year, the fair values were determined using the Company’s share price on grant date.

Deferred share units

The deferred share units (“DSUs”) are granted to independent members of the Board of Directors. The DSUs vest immediately and have all of the rights and restrictions that are applicable to RSUs, except that the DSUs may not be redeemed until the participant has ceased to hold all offices, employment and directorships with the Company. For DSUs classified as equity settled share-based payments, the Company determines the fair value of the DSUs granted using the Company’s share price on grant date.

13.	Capital Stock and Reserves (continued)

Share-based payments (continued)

Stock option, RSU, PSU, and DSU transactions are summarized as follows:

	Stock Options		RSUs	PSUs	DSUs
		Weighted
		Average
	Number	Exercise Price	Number	Number	Number
Outstanding, December 31, 2023	4,899,918	$10.34	1,845,339	770,000	86,257
Granted	3,175,093	$7.24	533,852	147,000	163,980
Exercised	(539,947)	$5.34	(1,205,085)	—	—
Cancelled	(516,294)	$10.91	(162,982)	(15,400)	—
Outstanding, December 31, 2024	7,018,770	$9.28	1,011,124	901,600	250,237
Granted	1,178,908	$16.01	386,600	1,200,000	67,590
Exercised	(1,179,617)	$8.17	(583,860)	(385,004)	—
Cancelled	(216,134)	$8.79	(75,693)	(5,200)	—
Outstanding, December 31, 2025	6,801,927	$10.66	738,171	1,711,396	317,827
Exercisable, December 31, 2025	4,028,917	$11.17	—	—	—

During the year ended December 31, 2025, the Company granted 1,178,908 stock options with exercise prices between $14.65 and $32.69 per common share, 386,600 RSUs and 1,200,000 PSUs to various officers, employees and consultants of the Company, vesting upon achievement of certain construction milestones, or over various periods up to 3 years from the date of grant. The stock options have a term of 5 years, with each option allowing the holder to purchase one common share of the Company. The Company also granted 67,590 DSUs to various directors, of which 24,702 DSUs were issued in settlement of accrued directors’ fees.

On January 1, 2026, the Company granted 458,232 stock options, 40,107 RSUs, 79,507 PSUs and 23,005 DSUs to various directors, officers, employees and consultants of the Company. One third of the stock options, RSUs and PSUs vest on October 1, 2026, July 1, 2027 and April 1, 2028. Certain stock options and PSUs are subject to accelerated vesting upon achievement of Company milestones. The Company also granted 10,000 stock options to an employee of the Company, with one third of the stock options vesting at each anniversary of the grant date. The stock options have a term of 5 years, with each option allowing the holder to purchase one common share of the Company at a price of $32.60 per common share.

The weighted average share price at the date of exercise of the stock options was $20.12 during the year ended December 31, 2025 (2024 – $10.37).

13.	Capital Stock and Reserves (continued)

Share-based payments (continued)

As at December 31, 2025, stock options, RSUs, and PSUs outstanding and exercisable were as follows:

			Weighted Average
	Exercise Price		Remaining Life
	($/Share)	Outstanding	(Years)	Exercisable
Stock options	1.00 - 10.00	3,112,095	3.28	1,145,072
	10.01 - 20.00	3,564,832	1.41	2,883,845
	20.01 - 30.00	90,000	4.81	—
	30.01 - 40.00	35,000	4.96	—
		6,801,927	2.33	4,028,917

RSUs		738,171	0.58	—

PSUs		1,711,396	0.57	—

Share-based payments during the years ended December 31, 2025 and 2024 consist of:

In $000s	2025	2024
Stock options	$9,350	$3,769
RSUs	3,649	5,813
PSUs	15,885	2,944
DSUs	643	600
	$29,527	$13,126

Recorded in mineral property, plant and equipment	$4,605	$—
Recorded in exploration and evaluation expense	1,026	4,327
Recorded in general and administrative expense	23,896	8,799
	$29,527	$13,126

The weighted average fair value per unit of the Company's stock options and share units granted during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Stock options	$6.72	$3.02
RSUs	$15.92	$6.34
PSUs	$16.45	$7.88
DSUs	$16.71	$6.03

13.	Capital Stock and Reserves (continued)

Share-based payments (continued)

The weighted average inputs used to determine the fair value of the Company’s stock options granted during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Expected life (years)	3.5	3.5
Annualized volatility	55.44%	53.22%
Dividend rate	0.00%	0.00%
Risk-free interest rate	2.59%	3.44%